UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2015

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	4
Schedules of Investments
Congress Large Cap Growth Fund	5
Congress Mid Cap Growth Fund	7
Congress All Cap Opportunity Fund	9
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	22
Notes to Financial Statements	28
Expense Examples	38
Additional Information	40
Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2015 to June 30, 2015

General Market Commentary:

Market returns during the first half of 2015 were mixed.  The S&P 500 returned 1.2% although the S&P 400, an index of midsize stocks returned 4.2%.  Interest rates, as measured by the U.S. 10 year treasury rate rose during the period from about 2% to finish the period at 2.4%.

The mixed returns reflect concerns that the US economy may have stalled.  The first quarter gross domestic product (“GDP”) was down marginally as evidenced by negative returns in those sectors more aligned with GDP growth such as energy and industrials.  Conversely the health care sector was the best performing of the ten sectors in the S&P 500 continuing to display resiliency, posting positive gains.  The consumer discretionary sector also performed well perhaps reflecting optimism that lower energy prices will bolster consumer spending as the year progresses.

Performance Highlights:

Large Cap Growth

For the 6 month period from January 1, 2015 to June 30, 2015, the Fund’s retail class and institutional class returned 3.85% and 3.99% respectively compared with 3.96% for the Russell 1000 Growth Index.

Mid Cap Growth

For the 6 month period from January 1, 2015 to June 30, 2015, the Fund’s retail class and institutional class returned 3.78% and 3.84% respectively compared with 4.18% for the Russell Mid-Cap Growth Index.

All Cap Opportunity

For the 6 month period from January 1, 2015 to June 30, 2015, the Fund’s retail class and institutional class returned 4.57% and 4.63% respectively compared with 1.94% for the Russell 3000 Index.

Portfolio Commentary:

Large Cap Growth

The portfolio held 42 stocks at period end diversified among 8 of the 10 S&P 500 sectors.  Technology represented 23.9% of the portfolio with Apple the single largest holding.  The portfolio was led by consumer names Starbucks, Under Armour and Disney which were the three best performers for the period.  Health care holdings, United Health Group, Biogen and Amerisource Bergen were also very strong for the period.  The bottom three performers were Whole Foods Market, Canadian National Railway and Qualcomm.  Recent additions to the portfolio include the large pharmaceutical company, Merck and the trust bank & asset manager Northern Trust.

Mid Cap Growth

The portfolio was led by security selection within the Industrial sector.  Top performing names included Equifax Inc., Snap On Inc., Lennox International Inc., and Middleby Corp.  In general terms, strength in housing, autos, and employment are helping these companies maintain consistent and profitable growth.  Mortgages, employment, and auto loan growth fuel the need for credit reports and background checks which directly benefit Equifax.  Increased home purchases spur home repairs and updates benefiting Lennox and Middleby.  Automobiles, used and new, require diagnostic products sold by Snap On for annual inspections and necessary repairs.

IDEXX Laboratories had a challenging first half of 2015 as the company is moving to a direct business model effectively cutting out former distribution partners who have chosen to promote competitor products.  Two energy related names, Oceaneering and MasTec, suffered from declining commodity prices and falling capital expenditures.

All Cap Opportunity

During the first half of 2015, strong positive performance in certain stocks was offset by some weaker performing holdings.  Starz, the premium TV network rose over 50% since the start of the year.  The company’s original programming was well-received by viewers, driving subscription growth.  Another strong performer was Palo Alto Networks, rising over 40% as more high profile computer hackings drove demand for better computer security systems.  On the other hand, offsetting these gains were stocks like Canadian Pacific Railway.  This Canadian carrier was impacted by the global decline in oil prices which created downward pressure on shipment rates faster than the market anticipated.  Also notable was SuperValu, the grocery store operator.  The company disappointed investors with a weaker-than-expected profit report.  Recent additions to the portfolio include Zoetis, an animal health products company, and Cyberark, a security company focused on computer hacking prevention.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers.  In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.  Investments in small and mid-sized companies involve additional risks such as limited liquidity and greater volatility than larger companies.  The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.  The Russell Mid-Cap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe.  The S&P 400 Index measures the performance of 400 mid-capitalization ($750 million – $3 billion) companies.  The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at June 30, 2015 (Unaudited)

Congress Large Cap Growth Fund

Sector Allocation	Percent of Net Assets
Information Technology	23.9%
Health Care	18.9%
Consumer Discretionary	14.8%
Financials	11.6%
Consumer Staples	11.3%
Industrials	8.7%
Materials	4.1%
Energy	3.7%
Cash*	3.0%
Net Assets	100.0%
* Cash Equivalents and Other Assets in Excess of Liabilities.

Congress Mid Cap Growth Fund

Sector Allocation	Percent of Net Assets
Industrials	24.5%
Consumer Discretionary	19.8%
Information Technology	19.7%
Health Care	12.0%
Financials	7.1%
Materials	5.0%
Consumer Staples	5.0%
Energy	4.4%
Cash*	2.5%
Net Assets	100.0%
* Cash Equivalents and Other Assets in Excess of Liabilities.

Congress All Cap Opportunity Fund

Sector Allocation	Percent of Net Assets
Consumer Discretionary	25.4%
Information Technology	21.7%
Health Care	14.1%
Financials	13.9%
Industrials	12.7%
Consumer Staples	5.0%
Cash*	7.2%
Net Assets	100.0%
* Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 97.0%
Banks: 2.4%
10,700	PNC Financial Services
	Group, Inc.	$1,023,455
Capital Goods: 4.4%
11,000	Illinois Tool Works, Inc.	1,009,690
7,400	United
	Technologies Corp.	820,882
		1,830,572
Consumer Durables &
Apparel: 1.7%
8,500	Under Armour, Inc.*	709,240

Consumer Services: 2.8%
22,000	Starbucks Corp.	1,179,530

Diversified Financials: 9.2%
32,000	The Charles
	Schwab Corp.	1,044,800
4,200	Intercontinental-
	Exchange, Inc.	939,162
8,200	McGraw Hill
	Financial, Inc.	823,690
13,600	Northern Trust Corp.	1,039,856
		3,847,508
Energy: 3.7%
8,800	EOG Resources, Inc.	770,440
9,350	Schlumberger Ltd.	805,877
		1,576,317
Food & Staples Retailing: 4.2%
7,700	Costco
	Wholesale Corp.	1,039,962
18,000	Whole Foods
	Market, Inc.	709,920
		1,749,882
Food, Beverage & Tobacco: 2.4%
10,000	Brown-Forman Corp.	1,001,800

Health Care Equipment &
Services: 11.2%
21,700	Abbott Laboratories	1,065,036
10,975	AmerisourceBergen
	Corp.	1,167,081
16,000	Cerner Corp.*	1,104,960
11,100	UnitedHealth
	Group, Inc.	1,354,200
		4,691,277
Household & Personal Products: 4.7%
14,300	Colgate-Palmolive Co.	935,363
11,800	Estée Lauder
	Companies, Inc. -
	Class A	1,022,588
		1,957,951
Materials: 4.1%
8,300	Ecolab, Inc.	938,481
6,400	Praxair, Inc.	765,120
		1,703,601
Media: 3.2%
11,750	The Walt Disney Co.	1,341,145
Pharmaceuticals, Biotechnology
& Life Sciences: 7.7%
2,800	Biogen, Inc.*	1,131,032
9,450	Celgene Corp.*	1,093,696
18,000	Merck & Co., Inc.	1,024,740
		3,249,468
Retailing: 7.1%
10,600	The Home Depot, Inc.	1,177,978
750	Priceline Group, Inc.*	863,528
14,400	The TJX
	Companies, Inc.	952,848
		2,994,354
Semiconductors & Semiconductor
Equipment: 2.8%
18,100	Analog Devices, Inc.	1,161,748

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited) (Continued)

Shares		Value
Software & Services: 13.4%
14,400	Adobe Systems, Inc.*	$1,166,544
10,700	Akamai
	Technologies, Inc.*	747,074
9,500	Automatic Data
	Processing, Inc.	762,185
975	Google, Inc. - Class A*	526,539
777	Google, Inc. - Class C*	404,436
20,200	Microsoft Corp.	891,830
17,000	Visa, Inc.	1,141,550
		5,640,158
Technology Hardware &
Equipment: 7.7%
16,000	Amphenol Corp.	927,520
10,900	Apple, Inc.	1,367,132
14,750	QUALCOMM, Inc.	923,793
		3,218,445
Transportation: 4.3%
17,500	Canadian National
	Railway Co.	1,010,625
9,700	J.B. Hunt Transport
	Services, Inc.	796,273
		1,806,898
TOTAL COMMON STOCKS
(Cost $31,691,785)		40,683,349

SHORT-TERM INVESTMENTS: 2.8%
Money Market Fund: 2.8%
1,151,131	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.070%(1)	1,151,131
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,151,131)		1,151,131
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $32,842,916)		41,834,480
Other Assets in
Excess of Liabilities: 0.2%		101,694
TOTAL NET
ASSETS: 100.0%		$41,936,174

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 95.9%
Automobiles & Components: 2.5%
135,000	Dorman
	Products, Inc.*	$6,434,100
Banks: 2.9%
50,000	Signature Bank*	7,319,500

Capital Goods: 17.0%
35,000	Acuity Brands, Inc.	6,299,300
120,000	B/E Aerospace, Inc.	6,588,000
85,000	Graco Inc.	6,037,550
60,000	Lennox
	International Inc.	6,461,400
60,000	The Middleby Corp.*	6,733,800
45,000	Snap-on, Inc.	7,166,250
17,500	W.W. Grainger, Inc.	4,141,375
		43,427,675
Commercial & Professional
Services: 5.1%
80,000	Cintas Corp.	6,767,200
65,000	Equifax Inc.	6,310,850
		13,078,050
Consumer Durables &
Apparel: 10.0%
65,000	Carter’s, Inc.	6,909,500
120,000	Jarden Corp.*	6,210,000
45,000	Polaris Industries, Inc.	6,664,950
205,000	Wolverine World
	Wide, Inc.	5,838,400
		25,622,850
Consumer Services: 2.4%
165,000	Texas Roadhouse, Inc.	6,175,950

Diversified Financials: 2.6%
110,000	Raymond James
	Financial, Inc.	6,553,800
Energy: 4.4%
55,000	Core Laboratories N.V.	6,272,200
110,000	Oceaneering
	International, Inc.	5,124,900
		11,397,100
Food, Beverage & Tobacco: 2.6%
100,000	The Hain Celestial
	Group, Inc.*	6,586,000
Health Care Equipment
& Services: 7.0%
40,000	The Cooper
	Companies, Inc.	7,118,800
45,000	Henry Schein, Inc.*	6,395,400
70,000	IDEXX
	Laboratories, Inc.*	4,489,800
		18,004,000
Household & Personal
Products: 2.4%
75,000	Church &
	Dwight Co., Inc.	6,084,750
Materials: 5.0%
60,000	Airgas, Inc.	6,346,800
60,000	International Flavors
	& Fragrances, Inc.	6,557,400
		12,904,200
Media: 2.3%
90,000	Scripps Networks
	Interactive, Inc. -
	Class A	5,883,300
Pharmaceuticals, Biotechnology
& Life Sciences: 5.0%
19,000	Mettler-Toledo
	International, Inc.*	6,487,740
100,000	PAREXEL
	International Corp.*	6,431,000
		12,918,740
Retailing: 2.6%
80,000	Williams-Sonoma, Inc.	6,581,600

Semiconductor & Semiconductor
Equipment: 5.0%
135,000	Linear Technology
	Corp.	5,971,050
65,000	Skyworks
	Solutions, Inc.	6,766,500
		12,737,550

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited) (Continued)

Shares		Value
Software & Services: 9.6%
18,000	Alliance Data
	Systems Corp.*	$5,254,920
70,000	ANSYS, Inc.*	6,386,800
100,000	Jack Henry &
	Associates, Inc.	6,470,000
130,000	Synopsys, Inc.*	6,584,500
		24,696,220
Technology Hardware &
Equipment: 5.1%
55,000	F5 Networks, Inc.*	6,619,250
75,000	IPG Photonics Corp.*	6,388,125
		13,007,375
Transportation: 2.4%
75,000	J.B. Hunt Transport
	Services, Inc.	6,156,750
TOTAL COMMON STOCKS
(Cost $212,093,194) 245,569,510

REAL ESTATE
INVESTMENT TRUSTS: 1.6%
55,000	Camden Property Trust	4,085,400
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $3,639,513)		4,085,400

SHORT-TERM INVESTMENTS: 3.0%
Money Market Fund: 3.0%
7,611,127	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.070%(1)	7,611,127
TOTAL SHORT-TERM
INVESTMENTS
(Cost $7,611,127)		7,611,127
TOTAL INVESTMENTS
IN SECURITIES: 100.5%
(Cost $223,343,834)		257,266,037
Liabilities in Excess
of Other Assets: (0.5)%		(1,161,035)
TOTAL NET
ASSETS: 100.0%		$256,105,002

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 83.3%
Banks: 4.4%
68,600	People’s United
	Financial, Inc.	$1,112,006
Capital Goods: 4.6%
13,100	United Rentals, Inc.*	1,147,822
Consumer Services: 4.5%
35,600	Diamond Resorts
	International, Inc.*	1,123,180
Food & Staples Retailing: 5.0%
157,200	SuperValu, Inc.*	1,271,748

Health Care Equipment &
Services: 4.6%
8,600	Teleflex, Inc.	1,164,870

Media: 11.3%
37,070	Starz*	1,657,770
36,800	Twenty-First
	Century Fox, Inc.	1,197,656
		2,855,426
Pharmaceuticals, Biotechnology
& Life Sciences: 9.5%
5,630	Valeant Pharmaceuticals
	International, Inc.*	1,250,705
23,800	Zoetis, Inc.	1,147,636
		2,398,341
Retailing: 9.6%
16,900	HSN, Inc.	1,186,211
144,100	J.C. Penney Co., Inc.*	1,220,527
		2,406,738
Semiconductors & Semiconductor
Equipment: 4.2%
52,100	NVIDIA Corp.	1,047,731

Software & Services: 12.5%
28,200	Cardtronics, Inc.*	1,044,810
17,800	CyberArk
	Software Ltd.*	1,118,196
29,200	VeriFone
	Systems, Inc.*	991,632
		3,154,638
Technology Hardware &
Equipment: 5.0%
7,150	Palo Alto
	Networks, Inc.*	1,249,105
Transportation: 8.1%
6,500	Canadian Pacific
	Railway Ltd.	1,041,495
55,400	Hertz Global
	Holdings, Inc.*	1,003,848
		2,045,343
TOTAL COMMON STOCKS
(Cost $17,941,009)		20,976,948
REAL ESTATE
INVESTMENT TRUSTS: 9.5%
12,800	American Tower Corp.	1,194,112
4,685	Equinix, Inc.	1,189,990
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $2,064,733)		2,384,102

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited) (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 5.7%
Money Market Funds: 5.7%
218,408	Invesco Short-Term
	Investments Treasury
	Portfolio - Institutional
	Class, 0.020%(1)	$218,408
1,222,228	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.070%(1)	1,222,228
		1,440,636
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,440,636)		1,440,636
TOTAL INVESTMENTS
IN SECURITIES: 98.5%
(Cost $21,446,378)		24,801,686
Other Assets in
Excess of Liabilities: 1.5%		373,569
TOTAL NET
ASSETS: 100.0%		$25,175,255

*	Non-income producing security.
(1)	Seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

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CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2015 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $32,842,916, $223,343,834, and
$21,446,378, respectively)	$41,834,480	$257,266,037	$24,801,686
Receivables:
Fund shares sold	108,612	905,768	389,782
Dividends and interest	28,682	166,470	6,519
Due from advisor, net	—	—	7,580
Prepaid expenses	33,020	37,989	26,174
Total assets	42,004,794	258,376,264	25,231,741
LIABILITIES:
Payables:
Investment securities purchased	—	1,901,445	—
Fund shares redeemed	62	185,661	10,766
Distribution fees	18,775	15,860	2,874
Transfer agent fees	9,314	14,727	7,575
Fund accounting fees	7,204	12,441	7,083
Administration fees	8,369	22,561	8,442
Investment advisory fees, net	5,491	100,614	—
Chief Compliance Officer fees	1,463	1,463	1,463
Custody fees	914	2,630	796
Trustee fees	1,154	1,726	1,089
Other accrued expenses	15,874	12,134	16,398
Total liabilities	68,620	2,271,262	56,486
NET ASSETS	$41,936,174	$256,105,002	$25,175,255

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2015 (Unaudited) (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$31,616,269	$221,174,169	$21,543,729
Undistributed net investment income	115,117	91,659	238,751
Undistributed net realized gain on
investments and foreign currency	1,213,224	916,971	37,467
Net unrealized appreciation on investments	8,991,564	33,922,203	3,355,308
Net assets	$41,936,174	$256,105,002	$25,175,255
Retail Class:
Net assets	$16,660,545	$19,076,509	$3,128,033
Shares issued and outstanding (unlimited number
of shares authorized without par value)	743,692	1,263,135	204,049
Net asset value, and redemption price per share	$22.40	$15.10	$15.33
Institutional Class:
Net assets	$25,275,629	$237,028,493	$22,047,222
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,126,844	15,630,316	1,433,050
Net asset value, and redemption price per share	$22.43	$15.16	$15.38

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2015 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $1,200, $8,663, and $484, respectively)	$286,858	$994,587	$302,263
Interest	416	5,116	688
Total investment income	287,274	999,703	302,951
EXPENSES (NOTE 3)
Investment advisory fees	101,173	708,481	61,994
Administration fees	28,099	125,569	24,873
Transfer agent fees	27,045	57,739	24,050
Fund accounting fees	22,091	48,617	21,674
Distribution fees - Retail Class	21,206	22,443	3,797
Registration fees	15,215	26,558	14,984
Audit fees	11,455	11,455	11,455
Chief Compliance Officer fees	4,463	4,463	4,463
Trustee fees	3,286	4,830	3,147
Custody fees	2,634	11,446	2,901
Insurance expense	1,384	1,269	1,195
Legal fees	1,333	1,839	1,337
Miscellaneous expenses	1,291	4,318	1,025
Reports to shareholders	632	8,584	—
Interest expense	18	112	—
Total expenses	241,325	1,037,723	176,895
Less: fees waived	(68,359)	(129,679)	(95,605)
Net expenses	172,966	908,044	81,290
Net investment income	114,308	91,659	221,661
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
& foreign currency	1,155,810	815,307	(63,822)
Change in net unrealized
appreciation on investments	256,209	7,858,320	637,603
Net realized and unrealized
gain on investments & foreign currency	1,412,019	8,673,627	573,781
Net increase in net assets
resulting from operations	$1,526,327	$8,765,286	$795,442

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$114,308	$107,205
Net realized gain on investments & foreign currency	1,155,810	2,259,605
Change in net unrealized appreciation on investments	256,209	979,358
Net increase in net assets
resulting from operations	1,526,327	3,346,168
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(22,861)
Institutional Class	—	(88,453)
From net realized gain on investments:
Retail Class	—	(1,085,514)
Institutional Class	—	(1,367,774)
Total distributions to shareholders	—	(2,564,602)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(1,264,497)	(2,907,970)
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	2,814,734	6,518,786
Total increase in net assets
from capital share transactions	1,550,237	3,610,816
Total increase in net assets	3,076,564	4,392,382
NET ASSETS
Beginning of period/year	38,859,610	34,467,228
End of period/year	$41,936,174	$38,859,610
Undistributed net investment income	$115,117	$809

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	25,430	$559,597	103,925	$2,211,274
Shares issued in
reinvestment of distributions	—	—	30,423	662,307
Shares redeemed(2)	(81,533)	(1,824,094)	(266,909)	(5,781,551)
Net decrease	(56,103)	$(1,264,497)	(132,561)	$(2,907,970)

(2) Net of redemption fees of $88 and $1,111, respectively.
	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	193,939	$4,355,933	478,636	$10,355,025
Shares issued in
reinvestment of distributions	—	—	44,883	977,106
Shares redeemed(3)	(68,841)	(1,541,199)	(222,890)	(4,813,345)
Net increase	125,098	$2,814,734	300,629	$6,518,786

(3) Net of redemption fees of $10 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$91,659	$237,667
Net realized gain on investments & foreign currency	815,307	7,649,715
Change in net unrealized appreciation on investments	7,858,320	13,084,738
Net increase in net assets
resulting from operations	8,765,286	20,972,120
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	—
Institutional Class	—	(265,268)
From net realized gain on investments:
Retail Class	—	(481,774)
Institutional Class	—	(7,176,843)
Total distributions to shareholders	—	(7,923,885)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	5,371,909	8,280,647
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	38,461,856	120,240,037
Total increase in net assets from
capital share transactions	43,833,765	128,520,684
Total increase in net assets	52,599,051	141,568,919
NET ASSETS
Beginning of period/year	203,505,951	61,937,032
End of period/year	$256,105,002	$203,505,951
Undistributed net investment income	$91,659	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	507,517	$7,393,596	763,361	$10,322,598
Shares issued in
reinvestment of distributions	—	—	27,820	408,395
Shares redeemed(2)	(136,079)	(2,021,687)	(174,518)	(2,450,346)
Net increase	371,438	$5,371,909	616,663	$8,280,647

(2) Net of redemption fees of $640 and $4,032, respectively.

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	3,498,875	$52,359,492	10,207,268	$140,072,794
Shares issued in
reinvestment of distributions	—	—	169,728	2,498,396
Shares redeemed(3)	(922,311)	(13,897,636)	(1,600,412)	(22,331,153)
Net increase	2,576,564	$38,461,856	8,776,584	$120,240,037

(3) Net of redemption fees of $1,769 and $2,767, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$221,661	$46,783
Net realized loss on investments & foreign currency	(63,822)	(25,063)
Change in net unrealized appreciation on investments	637,603	1,510,758
Net increase in net assets
resulting from operations	795,442	1,532,478
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(621)
Institutional Class	—	(29,883)
From net realized gain on investments:
Retail Class	—	(11,715)
Institutional Class	—	(49,475)
Total distributions to shareholders	—	(91,694)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(1)	(13,739)	573,968
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	8,330,746	5,631,393
Total increase in net assets from
capital share transactions	8,317,007	6,205,361
Total increase in net assets	9,112,449	7,646,145
NET ASSETS
Beginning of period/year	16,062,806	8,416,661
End of period/year	$25,175,255	$16,062,806
Undistributed net investment income	$238,751	$17,090

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1) Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	12,856	$198,672	56,903	$768,972
Shares issued in
reinvestment of distributions	—	—	707	10,434
Shares redeemed(2)	(14,038)	(212,411)	(15,022)	(205,438)
Net increase (decrease)	(1,182)	$(13,739)	42,588	$573,968

(2) Net of redemption fees of $866 and $190, respectively.

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	587,637	$8,974,963	492,379	$6,861,040
Shares issued in
reinvestment of distributions	—	—	3,743	55,368
Shares redeemed(3)	(42,400)	(644,217)	(94,593)	(1,285,015)
Net increase	545,237	$8,330,746	401,529	$5,631,393

(3) Net of redemption fees of $— and $30, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended
	June 30,
	2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period/year	$21.57		$21.10	$16.66	$14.97	$14.64	$13.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05		0.03	0.06	0.08	0.08	0.08
Net realized and unrealized
gain on investments	0.78		1.88	4.74	1.69	0.33	1.28
Total from
investment operations	0.83		1.91	4.80	1.77	0.41	1.36
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.04)	(0.08)	(0.08)	(0.07)
From net realized gain	—		(1.41)	(0.32)	—	—	—
Total distributions	—		(1.44)	(0.36)	(0.08)	(0.08)	(0.07)
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$22.40		$21.57	$21.10	$16.66	$14.97	$14.64
Total Return	3.85	%^	8.98%	28.84%	11.81%	2.79%	10.18%
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$16.7		$17.3	$19.7	$18.1	$14.1	$11.7
Portfolio turnover rate	17	%^	36%	51%	52%	31%	69%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.34	%+	1.42%	1.70%	1.97%	1.42%	2.10%
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.00%	1.00%	1.00%	1.06%#
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.09	%+	(0.27)%	(0.38)%	(0.46)%	0.13%	(0.47)%
After fees waived and
expenses absorbed	0.43	%+	0.15%	0.32%	0.51%	0.55%	0.57%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended						Period
	June 30,						Ended
	2015		Year Ended December 31,				December 31,
	(Unaudited)		2014	2013	2012	2011	2010*
Net asset value,
beginning of period/year	$21.57		$21.10	$16.64	$14.97	$14.64	$13.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07		0.09	0.11	0.01	0.12	0.10
Net realized and unrealized
gain on investments	0.79		1.88	4.76	1.78	0.33	0.98
Total from
investment operations	0.86		1.97	4.87	1.79	0.45	1.08
LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.09)	(0.12)	(0.12)	(0.10)
From net realized gain	—		(1.41)	(0.32)	—	—	—
Total distributions	—		(1.50)	(0.41)	(0.12)	(0.12)	(0.10)
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	—	0.00 (2)	—	—	—
Net asset value,
end of period/year	$22.43		$21.57	$21.10	$16.64	$14.97	$14.64
Total Return	3.99	%^	9.27%	29.27%	11.94%	3.04%	7.88	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$25.3		$21.6	$14.8	$0.7	$19.7	$18.6
Portfolio turnover rate	17	%^	36%	51%	52%	31%	69	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.09	%+	1.17%	1.45%	1.72%	1.17%	1.39	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%	0.75%	0.75%	0.75	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.33	%+	0.01%	(0.10)%	(0.93)%	0.36%	0.42	%+
After fees waived and
expenses absorbed	0.67	%+	0.43%	0.60%	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended				Period Ended
	June 30, 2015		Year Ended December 31,		December 31,
	(Unaudited)		2014	2013	2012*
Net asset value,
beginning of period/year	$14.55		$13.58	$10.16	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	(0.01)		(0.01)	(0.02)	0.03
Net realized and unrealized
gain on investments	0.56		1.53	3.63	0.13
Total from
investment operations	0.55		1.52	3.61	0.16
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—
From net realized gain	—		(0.56)	(0.21)	—
Total distributions	—		(0.56)	(0.21)	—
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	0.01	0.02	—
Net asset value,
end of period/year	$15.10		$14.55	$13.58	$10.16
Total Return	3.78	%^	11.22%	35.72%	1.60	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$19.1		$13.0	$3.7	$0.4
Portfolio turnover rate	14	%^	35%	31%	0	%^‡
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.11	%+	1.15%	1.42%	3.83	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.00%	1.00	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.26	)%+	(0.22)%	(0.62)%	(0.95	)%+
After fees waived and
expenses absorbed	(0.15	)%+	(0.07)%	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months
	Ended					Period Ended
	June 30, 2015		Year Ended December 31,			December 31,
	(Unaudited)		2014	2013		2012*
Net asset value,
beginning of period/year	$14.60		$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	0.01		0.02	0.00	(2)	(0.00	)(3)
Net realized and unrealized
gain on investments	0.55		1.55	3.65		0.17
Total from
investment operations	0.56		1.57	3.65		0.17
LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	—		—
From net realized gain	—		(0.56)	(0.21)		—
Total distributions	—		(0.58)	(0.21)		—
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value,
end of period/year	$15.16		$14.60	$13.61		$10.17
Total Return	3.84	%^	11.49%	35.88%		1.70	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$237.0		$190.5	$58.2		$30.4
Portfolio turnover rate	14	%^	35%	31%		0	%^‡
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.86	%+	0.90%	1.17%		3.58	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%		0.75	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.01	)%+	0.02%	(0.42)%		(3.12	)%+
After fees waived and
expenses absorbed	0.10	%+	0.17%	0.00	%(4)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
(3)	Less than $(0.005) per share.
(4)	Less than 0.005%.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS

Six Months
	Ended					Period Ended
	June 30, 2015		Year Ended December 31,			December 31,
	(Unaudited)		2014		2013	2012*
Net asset value,
beginning of period/year	$14.66		$12.95		$10.29	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17		0.03		0.03	0.03
Net realized and unrealized
gain on investments	0.50		1.74		2.84	0.29
Total from
investment operations	0.67		1.77		2.87	0.32
LESS DISTRIBUTIONS:
From net investment income	—		(0.00	)(2)	(0.02)	(0.03)
From net realized gain	—		(0.06)		(0.19)	—
Total distributions	—		(0.06)		(0.21)	(0.03)
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.00	(3)	0.00 (3)	—
Net asset value,
end of period/year	$15.33		$14.66		$12.95	$10.29
Total Return	4.57	%^	13.67%		27.89%	3.15	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$3.1		$3.0		$2.1	$0.4
Portfolio turnover rate	22	%^	31%		41%	9	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.94	%+	3.01%		5.20%	21.16	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%		1.00%	1.00	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.29	%+	(1.81)%		(3.95)%	(18.68	)%+
After fees waived and
expenses absorbed	2.23	%+	0.20%		0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS

Six Months
	Ended				Period Ended
	June 30, 2015		Year Ended December 31,		December 31,
	(Unaudited)		2014	2013	2012*
Net asset value,
beginning of period/year	$14.70		$12.98	$10.29	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16		0.07	0.06	0.03
Net realized and unrealized
gain on investments	0.52		1.74	2.86	0.29
Total from
investment operations	0.68		1.81	2.92	0.32
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.04)	(0.03)
From net realized gain	—		(0.06)	(0.19)	—
Total distributions	—		(0.09)	(0.23)	(0.03)
Paid-in capital from
redemption fees (Note 2)	—		0.00 (2)	—	—
Net asset value,
end of period/year	$15.38		$14.70	$12.98	$10.29
Total Return	4.63	%^	13.95%	28.38%	3.18	%^
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$22.0		$13.1	$6.3	$1.3
Portfolio turnover rate	22	%^	31%	41%	9	%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.67	%+	2.72%	4.95%	20.91	%+
After fees waived and
expenses absorbed	0.75	%+	0.75%	0.75%	0.75	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.21	%+	(1.47)%	(3.70)%	(18.63	)%+
After fees waived and
expenses absorbed	2.13	%+	0.50%	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION
The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service. If the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015. See the Schedules of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$40,683,349	$—	$—	$40,683,349
Short-Term Investments	1,151,131	—	—	1,151,131
Total Investments in Securities	$41,834,480	$—	$—	$41,834,480

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$245,569,510	$—	$—	$245,569,510
Real Estate Investment Trusts	4,085,400	—	—	4,085,400
Short-Term Investments	7,611,127	—	—	7,611,127
Total Investments in Securities	$257,266,037	$—	$—	$257,266,037

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,976,948	$—	$—	$20,976,948
Real Estate Investment Trusts	2,384,102	—	—	2,384,102
Short-Term Investments	1,440,636	—	—	1,440,636
Total Investments in Securities	$24,801,686	$—	$—	$24,801,686

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.

There were no transfers made into or out of Level 1, 2, or 3 during the six months ended June 30, 2015.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2014, the Funds did not defer, on a tax basis, any post October losses.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

At December 31, 2014, there were no capital loss carry-forwards for any of the Funds.

As of June 30, 2015, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of June 30, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

Funds charge a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

J.
Recent Accounting Pronouncement.  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 –	COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the six months ended June 30, 2015, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets.  The amounts of expenses reimbursed during the six months ended June 30, 2015, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2015, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the tables below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:
Expiration	Amount
December 31, 2015	$183,699
December 31, 2016	174,827
December 31, 2017	156,255
December 31, 2018	68,359
$583,140

Congress Mid Cap Growth Fund:
Expiration	Amount
December 31, 2015	$48,344
December 31, 2016	184,086
December 31, 2017	220,971
December 31, 2018	129,679
$583,080

Congress All Cap Opportunity Fund:
Expiration	Amount
December 31, 2015	$45,905
December 31, 2016	227,233
December 31, 2017	212,943
December 31, 2018	95,605
$581,686

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund.  Fees paid by each Fund for Administration and Chief Compliance Officer Services for the six months ended June 30, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the six months ended June 30, 2015, are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the six months ended June 30, 2015, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$ 7,133,443	$ 6,706,323
Congress Mid Cap Growth Fund	$70,163,064	$31,460,613
Congress All Cap Opportunity Fund	$12,067,893	$ 4,159,251

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2015, and the year ended December 31, 2014, were as follows:

Congress Large Cap Growth Fund:
	2015	2014
Distributions paid from:
Ordinary Income	$—	$744,949
Long-term capital gain	—	1,819,653
	$—	$2,564,602

Congress Mid Cap Growth Fund:
	2015	2014
Distributions paid from:
Ordinary Income	$—	$2,719,198
Long-term capital gain	—	5,204,687
	$—	$7,923,885

Congress All Cap Opportunity Fund:
	2015	2014
Distributions paid from:
Ordinary Income	$—	$30,504
Long-term capital gain	—	61,190
	$—	$91,694

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2014, were as follows(a):

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Unaudited) (Continued)

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of Investments*	$30,109,145	$176,165,169	$12,987,056
Gross tax unrealized
appreciation	8,965,986	31,719,878	3,093,387
Gross tax unrealized
depreciation	(230,631)	(5,555,318)	(296,637)
Net unrealized appreciation	$8,735,355	$26,164,560	$2,796,750
Undistributed
ordinary income	3,605	—	17,090
Undistributed long-term
capital gain	54,618	987	22,244
Total distributable earnings	58,223	987	39,334
Other accumulated
gains/(losses)	—	—	—
Total accumulated gains	$8,793,578	$26,165,547	$2,836,084

(a)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the Funds’ previous fiscal year end.
*	The difference between book and tax is primarily due to wash sales and transfers in kind.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum lines of credit as of June 30, 2015, for the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund were $2,000,000, $15,000,000, and $4,000,000, respectively.  During the six months ended June 30, 2015, the average interest rate on the outstanding principal amount was 3.25%.  During the six months ended June 30, 2015, the Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund had outstanding average daily loan balances of $834 and $4,055, respectively.  The maximum amounts outstanding during the six months ended June 30, 2015, for the Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund were $43,000 and $506,000, respectively.  Interest expense for the six months ended June 30, 2015, for the Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund is disclosed in the Statements of Operations.  The Congress All Cap Opportunity Fund did not utilize its line of credit during the six months ended June 30, 2015.  At June 30, 2015, none of the Funds had a loan payable balance.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2015 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2015 (Unaudited) (Continued)

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15
Retail Class Actual	$1,000.00	$1,038.50	$5.05(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)

Institutional Class Actual	$1,000.00	$1,039.90	$3.79(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15
Retail Class Actual	$1,000.00	$1,037.80	$5.05(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)

Institutional Class Actual	$1,000.00	$1,038.40	$3.79(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

Congress All Cap Opportunity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15
Retail Class Actual	$1,000.00	$1,045.70	$5.07(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01(1)

Institutional Class Actual	$1,000.00	$1,046.30	$3.81(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789
Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458
Congress All Cap Opportunity Fund
Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                       /s/Elaine E Richards
Elaine E Richards, President

Date     August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Elaine E Richards
Elaine E Richards, President

Date    August 28, 2015

By (Signature and Title)*                   /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date      August 24, 2015

* Print the name and title of each signing officer under his or her signature.